Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000026768 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026768 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026768 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026768 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026768 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000026768 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026768 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000026768 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000026775 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000026775 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026775 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026775 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026775 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026775 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026775 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000026776 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026776 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026776 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026776 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026776 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026776 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026776 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026776 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026776 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026776 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026777 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026777 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026777 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026777 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026777 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026777 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026777 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026777 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026777 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026777 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000026779 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000026779 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026779 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026779 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026779 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026779 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026779 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026779 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026779 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026779 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000026779 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000026780 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000026780 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026780 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026780 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026780 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026780 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026780 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026780 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026780 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026780 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000026780 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000026773 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000026773 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026773 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026773 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026773 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026773 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026773 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000026773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026773 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000026773 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026773 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026773 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026773 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026773 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026773 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026773 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026773 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026773 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026773 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000026773 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000199834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000199834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000199834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000199834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000199834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000199834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000199834 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199834 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199834 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199834 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199834 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199834 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199834 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199834 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199834 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000199834 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000026769 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026769 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026769 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026769 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000026770 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026770 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000026770 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026770 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.20%

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%.